Offerings - Offering: 1	Aug. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,132,063,136.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 479,518.87
Offering Note	In accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of the transaction estimated solely for purposes of calculating the filing fee was calculated based on the sum of: (A) the product of (i) 295,576,772 (which is the estimated number of Sandstorm common shares that Royal Gold anticipates will be transferred to it at closing of the arrangement, based on 293,157,955 Sandstorm common shares outstanding as of August 11, 2025 and 2,418,817 Sandstorm restricted share rights outstanding as of August 11, 2025 that will be settled for Sandstorm common shares at closing), and (ii) $10.36, the average of the high and low trading prices of Sandstorm common shares as reported on the NYSE on August 11, 2025 (within five business days prior to the date of the proxy statement); and (B) the product of 14,042,750 (which is the number of Sandstorm stock options outstanding as of August 11, 2025, which stock options Royal Gold will assume at closing) and $10.36, minus the exercise prices of such Sandstorm stock options.